UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
February 29, 2008
(Unaudited)

	Shares		Value
COMMON STOCKS - 99.97%
Aerospace & Defense - 3.93%
Goodrich Corp.	12,350		$731,491

Biotechnology - 7.51%
Isis Pharmaceuticals, Inc. (a)	53,200		766,080
Millennium Pharmaceuticals, Inc. (a)	45,000		629,550
			1,395,630

Chemicals - 4.91%
Calgon Carbon Corp. (a)	55,800		911,772

Construction & Engineering - 4.48%
Fluor Corp.	5,980		832,715

Electronic Equipment & Instruments - 3.54%
Sunpower Corp. (a)	10,000		657,200

Energy Equipment & Services - 7.79%
Cameron International Corp. (a)	18,800		798,624
Helmerich & Payne, Inc.	14,500		650,035
			1,448,659

Food Products - 8.48%
Archer-Daniels-Midland Co.	16,500		744,150
Bunge Ltd.	7,500		831,300
			1,575,450
Health Care Equipment & Supplies - 6.07%
Intuitive Surgical, Inc. (a)	4,000		1,127,680

Health Care Providers & Services - 4.79%
Express Scripts, Inc. (a)	15,050		889,455

Household Products - 3.10%
Energizer Holdings, Inc. (a)	6,200		575,546

Machinery - 14.08%
Flowserve Corp.	9,710		1,057,419
Joy Global Inc.	10,700		710,159
SPX Corp.	8,300		849,090
			2,616,668

Metals & Mining - 8.84%
Consol Energy, Inc.	11,000		835,780
Freeport-McMoRan Copper & Gold, Inc. - Class B	8,000		806,880
			1,642,660

Oil, Gas & Consumable Fuels - 3.83%
Cimarex Energy Co.	13,500		711,450

Personal Products - 3.79%
Chattem, Inc. (a)	9,050		704,995

Pharmaceuticals - 1.68%
Genzyme Corp. (a)	4,400		312,048

Road & Rail - 3.65%
CSX Corp.	14,000		679,280

Software - 9.50%
Activision, Inc. (a)	32,000		872,000
Ansys, Inc. (a)	23,900		893,143
			1,765,143
TOTAL COMMON STOCKS (Cost $16,563,776)			$18,577,842

	Principal
	Amount		Value
SHORT TERM INVESTMENTS - 0.15%
The AIM STIT Liquid Assets Portfolio
3.790% (b)	$27,413		$27,413
TOTAL SHORT TERM INVESTMENTS (Cost $27,413)			$27,413

Total Investments (Cost $16,591,189) - 100.12%			18,605,255
Liabilities in Excess of Other Assets - (0.12)%			(22,909)
TOTAL NET ASSETS - 100.00%			$18,582,346

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments		$ 16,591,189
Gross unrealized appreciation		2,506,078
Gross unrealized depreciation		(492,012)
Net unrealized appreciation		$ 2,014,066

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008